Provisions for expected credit losses/impairment charges - Reconciliation of provision for impairment charges (Details) - AUD ($) $ in Millions	6 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Loans and credit commitments
Reconciliation of provision for impairment charges
Opening balance	$ 3,165
Closing balance	3,053	$ 3,165
Loans and credit commitments | Individually assessed
Reconciliation of provision for impairment charges
Opening balance	471	480
Provisions raised	198	173
Write-backs	(83)	(67)
Write-offs	(165)	(104)
Interest adjustment	(4)	(7)
Other adjustments	5	(4)
Closing balance	422	471
Loans and credit commitments | Collectively assessed
Reconciliation of provision for impairment charges
Opening balance	2,694	2,639
Provisions raised	281	387
Write-offs	(428)	(430)
Interest adjustment	90	89
Other adjustments	(6)	9
Closing balance	2,631	2,694
Loans
Reconciliation of provision for impairment charges
Opening balance	2,913
Closing balance	2,814	2,913
Credit commitments
Reconciliation of provision for impairment charges
Opening balance	252
Closing balance	$ 239	$ 252